BUSINESS COMBINATION (Details) (USD $)	3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2014	Feb. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Feb. 07, 2013
Less: Fair value of net assets acquired:
Business Acquisition, Percentage of Voting Interests Acquired		50.00%
Golar Igloo [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 156,001,000 [1]
Less: Fair value of net assets acquired:
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	287,542,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	19,099,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	682,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	3,636,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets	6,312,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt	(161,270,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	(156,001,000)
Goodwill, Period Increase (Decrease)	0
Purchase consideration - cash	148,730,000
Purchase price adjustments on acquisition	3,635,000
Revenues		43,200,000
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Business Acquisition, Effective Date of Acquisition	Mar. 28, 2014
Business Acquisition Purchase Consideration	310,000,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual		22,300,000
Business Acquisition, Pro Forma Revenue		400,209,000
Business Acquisition, Pro Forma Net Income (Loss)		184,751,000
Golar Maria [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred			127,910,000 [1]
Less: Fair value of net assets acquired:
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment						215,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles						0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents						7,981,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities						(3,096,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other						(2,450,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt						(89,525,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net						(127,910,000)
Goodwill, Period Increase (Decrease)			0
Purchase consideration - cash			125,500,000
Purchase price adjustments on acquisition						5,506,000
Business Acquisition, Percentage of Voting Interests Acquired						100.00%
Business Acquisition, Effective Date of Acquisition			Feb. 07, 2013
Business Acquisition, Pro Forma Revenue				332,150,000	308,617,000
Business Acquisition, Pro Forma Net Income (Loss)				$ 152,388,000	$ 135,472,000
Common Units [Member] | Golar Igloo [Member]
Less: Fair value of net assets acquired:
Business Acquisition, Pro Forma Earnings Per Share, Basic		$ 2.56
Common Units [Member] | Golar Maria [Member]
Less: Fair value of net assets acquired:
Business Acquisition, Pro Forma Earnings Per Share, Basic				$ 2.33	$ 2.52

[1]	The purchase consideration comprises the following:(in thousands of $)Golar Igloo Golar MariaCash consideration paid to Golar148,730 125,500Adjustment for the interest rate swap asset (liability) assumed3,636 (3,096)Purchase price adjustments3,635 5,506 156,001 127,910